ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 15.7%

Distributors – 0.3%
Greenlane Holdings, Inc., Class A*(a)	592,374	$3,142,544

Investment Company – 0.3%
RIV Capital, Inc. (Canada)*	1,689,460	3,131,990

Life Sciences Tools & Services – 1.2%
PerkinElmer, Inc.	92,258	11,835,779

Pharmaceuticals – 2.5%
cbdMD, Inc.*	973,896	4,031,929
Charlottes Web Holdings, Inc.*	1,841,652	8,293,552
Hempfusion Wellness, Inc. (Canada)*(a)	3,355,138	6,547,552
Zynerba Pharmaceuticals, Inc.*(a)	1,257,406	5,846,938
Total Pharmaceuticals		24,719,971

REITS – 5.7%
Innovative Industrial Properties, Inc.	280,414	50,519,386
Power REIT*	144,566	6,540,166
Total REITS		57,059,552

Specialty Retail – 5.7%
GrowGeneration Corp.*	1,017,723	50,570,656
Hydrofarm Holdings Group, Inc.*	117,666	7,097,613
Total Specialty Retail		57,668,269

Total Common Stocks
(Cost $155,226,729)		157,558,105

MONEY MARKET FUND – 25.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.03%(b) (Cost $252,784,521)	252,784,521	252,784,521

REPURCHASE AGREEMENTS – 0.0%**(c)
Citibank NA, dated 03/31/21, due 04/01/21, 0.01%, total to be received $65,283, (collateralized by various U.S. Government Agency Obligations, 0.50%-6.00%, 07/01/24-02/15/50, totaling $66,460)	$65,283	65,283
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $253,278)	249,000	249,000

Total Repurchase Agreements
(Cost $314,283)		314,283

Total Investments – 40.7%
(Cost $408,325,533)		410,656,909
Other Assets in Excess of Liabilities – 59.3%		600,307,098
Net Assets – 100.0%		$1,010,964,007

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $475,249; the aggregate market value of the collateral held by the fund is $470,024. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $155,741.
(b)	Rate shown reflects the 7-day yield as of March 31, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$157,558,105	$–	$–	$157,558,105
Money Market Fund	252,784,521	–	–	252,784,521
Repurchase Agreements	–	314,283	–	314,283
Swap†	–	534,281	–	534,281
Total	$410,342,626	$848,564	$–	$411,191,190

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(49,056,317)	$–	$(49,056,317)
Total	$–	$(49,056,317)	$–	$(49,056,317)

†	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Distributors	0.3%
Investment Company	0.3
Life Sciences Tools & Services	1.2
Pharmaceuticals	2.5
REITS	5.7
Specialty Retail	5.7
Money Market Fund	25.0
Repurchase Agreements	0.0
Total Investments	40.7
Other Assets in Excess of Liabilities	59.3
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Total Return Swap contracts outstanding as of March 31, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	17,016,571	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	$23,563,981	$20,079,554	$(3,484,427)
Acreage Holdings FX SUB VOT CL E ORD	391,782	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	2,857,971	2,056,855	(801,116)
Acreage Holdings FX SUB VOT CL E ORD	2,595,135	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	13,640,686	13,624,459	(16,227)
AYR Wellness	460,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	14,988,276	13,855,200	(1,133,076)
AYR Wellness	1,920,911	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	57,913,085	57,857,839	(55,246)
Bluma Wellness TRS	7,635,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	8,501,028	8,245,800	(255,228)
C21 Investments ORD	7,577,268	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	10,168,300	10,153,539	(14,761)
Columbia Care ORD	3,210,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	22,715,106	20,704,500	(2,010,606)
Columbia Care ORD	5,475,491	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	35,350,415	35,316,917	(33,498)
Cresco Labs ORD	1,940,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	29,410,411	24,250,000	(5,160,411)
Cresco Labs ORD	5,492,095	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	68,721,183	68,651,187	(69,996)
Curaleaf Holdings SUB VOT ORD	2,240,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	36,727,252	33,958,400	(2,768,852)
Curaleaf Holdings SUB VOT ORD	5,733,295	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	87,000,438	86,916,752	(83,686)
Gramf Tpco ORD	2,477,948	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	18,381,237	18,361,595	(19,642)
Gramf Tpco ORD	1,800,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	19,305,302	13,338,000	(5,967,302)
Green Thumb Industries SUB VOT ORD	827,178	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	28,920,404	24,401,751	(4,518,653)
Green Thumb Industries SUB VOT ORD	2,878,042	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	84,985,404	84,902,239	(83,165)
Harvest Health And Recreation ORD	11,409,070	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	39,436,848	36,851,296	(2,585,552)
Jushi Holdings CL B SUB VOT ORD	2,110,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	16,216,690	12,918,897	(3,297,793)
Jushi Holdings CL B SUB VOT ORD	4,030,425	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	24,703,956	24,677,083	(26,873)
Lowell Farms ORD	3,938,631	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	5,137,348	5,671,629	534,281
Planet 13 Holdings ORD	2,150,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	15,865,883	13,007,500	(2,858,383)
Planet 13 Holdings ORD	3,483,776	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	21,098,158	21,076,845	(21,313)
Terrascend ORD	800,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	12,185,761	8,144,000	(4,041,761)
Terrascend ORD	4,551,676	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	46,391,058	46,336,062	(54,996)
Trulieve Cannabis ORD	580,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	28,376,179	26,390,000	(1,986,179)
Trulieve Cannabis ORD	2,019,918	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	91,990,656	91,906,269	(84,387)
Vapen Mj Ventures ORD	3,856,256	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	$3,619,681	$2,781,132	$(838,549)
Verano Holdings ORD	814,184	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	18,748,049	14,858,858	(3,889,191)
Vireo Health International ORD	4,140,230	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	12,790,184	9,894,736	(2,895,448)
Net Unrealized Depreciation							$(48,522,036)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2021, cash in the amount of $352,080,000 has been segregated as collateral from the broker for Swap contracts.